Financial Instruments and Risk Management - Liquidity Risk (Details)	Feb. 20, 2020 USD ($)	Feb. 20, 2020 CAD ($)	Feb. 05, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables					$ 207,454,000	$ 258,114,000
Bank loan					505,412,000	520,700,000
Long-term notes					1,328,175,000	1,583,240,000
Lease obligations					14,568,000
6.625% notes due July 19, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount					300,000,000
6.625% notes due July 19, 2022 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.625%	6.625%
5.125% notes due June 1, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 400,000,000
5.125% notes due June 1, 2021 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	5.125%	5.125%
Major ordinary share transactions | 8.75% Notes Due April 1, 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			$ 500,000,000
Major ordinary share transactions | 8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate			8.75%
Major ordinary share transactions | 6.625% notes due July 19, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		$ 300,000,000
Major ordinary share transactions | 6.625% notes due July 19, 2022 | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	6.625%	6.625%
Major ordinary share transactions | 5.125% notes due June 1, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 400,000,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities					523,800,000	$ 547,700,000
Trade and other payables					207,454,000
Bank loan					506,471,000
Long-term notes					1,337,200,000
Interest on long-term notes					217,247,000
Lease obligations					14,568,000
Financial liabilities					2,282,940,000
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations					6,216,000
Less than 1 year | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables					207,454,000
Bank loan					0
Long-term notes					0
Interest on long-term notes					75,625,000
Lease obligations					6,216,000
Financial liabilities					289,295,000
1-3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations					7,748,000
1-3 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables					0
Bank loan					506,471,000
Long-term notes					818,600,000
Interest on long-term notes					100,303,000
Lease obligations					7,748,000
Financial liabilities					1,433,122,000
3-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations					604,000
3-5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables					0
Bank loan					0
Long-term notes					518,600,000
Interest on long-term notes					41,319,000
Lease obligations					604,000
Financial liabilities					560,523,000
After 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations					0
After 5 years | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables					0
Bank loan					0
Long-term notes					0
Interest on long-term notes					0
Lease obligations					0
Financial liabilities					$ 0